Pension and Other Post-Retirement Plans - Funded Status (Details) - Defined benefit pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of year	$ 126.6	$ 113.3
Service cost	2.5	2.2	$ 2.5
Interest cost	4.3	4.9	4.7
Participant contributions	1.0	1.0
Curtailments	0.0	0.2
Actuarial (gain) loss	(6.0)	15.5
Benefits paid	(2.1)	(2.7)
Other, principally foreign exchange	(11.2)	(7.8)
Benefit obligation at end of year	115.1	126.6	113.3
Change in plan assets:
Fair value of plan assets at beginning of year	106.4	103.3
Actual gain on plan assets	6.3	9.9
Employer contributions	2.6	2.1
Participant contributions	1.0	1.0
Benefits paid	(2.1)	(2.7)
Other, principally foreign exchange	(9.7)	(7.2)
Fair value of assets at end of year	104.5	106.4	$ 103.3
Amounts recognized in the consolidated balance sheets:
Funded status (current)	0.0	0.0
Funded status (non-current)	(10.5)	(20.2)
Accumulated other comprehensive loss:
Unrecognized actuarial loss	13.9	23.3
Unrecognized prior service cost	(2.2)	(2.5)
Deferred taxes	(1.7)	(3.8)
Net amount recognized	$ (0.5)	$ (3.2)